Shareholders' Equity (Details 1) - Black Scholes [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of the options
Fair Value per Share	$ 1.44		$ 2.80
Expected Term	5 years 9 months		6 years 6 months
Expected Dividend	0.00%	0.00%	0.00%
Expected Volatility	102.40%		95.77%
Risk free rate	0.72%		2.79%
Minimum [Member]
Fair value of the options
Fair Value per Share		$ 1.45
Expected Term		1 year 5 months 16 days
Expected Dividend
Expected Volatility		97.37%
Risk free rate		2.32%
Maximum [Member]
Fair value of the options
Fair Value per Share		$ 3.39
Expected Term		5 years 9 months
Expected Dividend
Expected Volatility		101.09%
Risk free rate		2.51%